Share-Based Compensation - Schedule of Share-based Compensation Expense Included in Relevant Financial Statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	¥ 811,441	$ 117,649	¥ 1,219,163	¥ 1,370,095
Cost of Revenues
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	147,045	21,320	173,263	201,970
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	425,209	61,650	718,377	851,416
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	¥ 239,187	$ 34,679	¥ 327,523	¥ 316,709